Consolidated statement of financial position - ZAR (R) R in Millions	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Assets
Non-current assets	R 105,867	R 88,163		R 81,860
Property, plant and equipment	76,909	62,494		60,600
Right-of-use assets	279	222		296
Goodwill and other intangibles	8,322	7,727		7,165
Equity-accounted investments	8,471	7,594		5,621
Other investments	3,340	3,367		847
Environmental rehabilitation obligation funds	5,306	5,202		4,934
Other receivables	798	651		821
Deferred tax assets	2,442	906		1,576
Current assets	60,764	64,831		52,243
Inventories	26,384	25,080		24,952
Trade and other receivables	7,500	7,411		6,866
Other receivables	81	523		37
Tax receivable	723	1,245		148
Cash and cash equivalents	26,076	30,292		20,240
Asset held for sale	0	280		0
Total assets	166,631	152,994		134,103
Equity and liabilities
Equity attributable to owners of Sibanye-Stillwater	88,101	79,393		67,936
Stated share capital	21,647	21,647		30,150
Other reserves	32,673	30,332		25,570
Accumulated profit	33,781	27,414		12,216
Non-controlling interests	2,903	1,952		2,780
Total equity	91,004	81,345	[2]	70,716	[2]
Non-current liabilities	55,408	51,108		45,900
Borrowings	22,606	20,191		17,497
Lease liabilities	208	177		223
Environmental rehabilitation obligation and other provisions	8,552	8,263		8,634
Occupational healthcare obligation	781	1,017		1,037
Cash-settled share-based payment obligations	4,991	2,829		1,595
Other payables	2,500	4,599		2,911
Deferred revenue	6,399	6,204		6,363
Tax and royalties payable	11	10		9
Deferred tax liabilities	9,360	7,818		7,631
Current liabilities	20,219	20,541		17,487
Borrowings	122	107		886
Lease liabilities	111	104		103
Occupational healthcare obligation	44	0		157
Cash-settled share-based payment obligations	284	58		33
Trade and other payables	15,653	15,162		13,207
Other payables	3,891	4,765		2,246
Deferred revenue	21	156		67
Tax and royalties payable	93	189		788
Total equity and liabilities	R 166,631	R 152,994		R 134,103

[1]	* Restated — see note 1.5
[2]	** Restated — see note 1.5